UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2015 (Unaudited)

AC ONE China Fund

	Shares	Value
COMMON STOCKS - 95.9%
Consumer Discretionary - 10.1%
Belle International Holdings	76,000	$66,096
BYD Company, Class H *	24,000	127,749
Chow Tai Fook Jewellery	40,600	34,036
Ctrip.com International - ADR *	4,700	296,946
Great Wall Motor, Class H	162,000	180,757
Haier Electronics Group	68,000	114,174
Minth Group	26,000	46,549
Samsonite International	60,200	196,726
		1,063,033
Consumer Staples - 9.1%
China Mengniu Dairy	102,000	359,680
Hengan International Group	23,000	224,750
Tingyi Holding	54,000	86,258
Tsingtao Brewery, Class H	54,000	237,517
Want Want China Holdings	70,000	57,659
		965,864
Energy - 4.1%
China Petroleum & Chemical, Class H	485,200	297,206
CNOOC	132,000	135,911
		433,117
Financials - 22.4%
Bank Of China, Class H	292,000	125,920
China Construction Bank, Class H	300,000	200,200
China Life Insurance, Class H	81,000	282,234
CITIC Securities, Class H	152,000	273,208
Hong Kong Exchanges & Clearing	2,800	64,235
Industrial & Commercial Bank of China, Class H	612,000	353,555
PICC Property & Casualty, Class H	167,668	328,410
Ping An Insurance Group, Class H	147,000	734,557
		2,362,319
Health Care - 6.1%
Guangzhou Baiyunshan Pharmaceutical Holdings	34,000	87,662
Sihuan Pharmaceutical Holdings Group (a)	380,000	80,903
Sinopharm Group, Class H	84,400	296,864
WuXi PharmaTech Cayman - ADR *	4,200	181,482
		646,911
Industrials - 13.8%
Air China, Class H	349,000	276,418
AviChina Industry & Technology, Class H	152,000	112,766
Beijing Capital International Airport, Class H	138,000	128,991
China Everbright International	100,000	140,482
CSR, Class H	234,000	298,410
Zhuzhou CSR Times Electric, Class H	67,500	502,270
		1,459,337
Information Technology - 19.3%
AAC Technologies	13,000	81,317
Alibaba Group Holding - ADR *	6,750	398,047
Baidu - ADR *	1,715	235,658
GCL-Poly Energy Holdings *	592,000	114,679
Lenovo Group	190,000	160,624
Tencent Holdings	62,300	1,050,166
		2,040,491
Materials - 1.2%
Bloomage Biotechnology	42,500	64,326
China Lumena New Materials *(a)	284,000	1,832
Nine Dragons Paper Holdings	70,000	36,510
Yingde Gases Group Co.	67,000	27,722
		130,390
Telecommunication Services - 8.8%
China Mobile	61,500	736,140
China Telecom, Class H	386,000	187,024
		923,164
Utilities - 1.0%
China Resources Gas Group	42,000	108,400
Total Common Stocks
(Cost $10,304,836)		10,133,026

SHORT-TERM INVESTMENT - 4.5%
Invesco Liquid Assets Portfolio, Institutional Class, 0.16% ^
(Cost $480,892)	480,892	480,892

Total Investments - 100.4%
(Cost $10,785,728)		10,613,918
Other Assets and Liabilities, Net - (0.4)%		(46,694)
Total Net Assets - 100.0%		$10,567,224

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of September 30, 2015, the fair value of these investments were $82,735 or 0.8% of total net assets.  Information concerning the illquid securities is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	China Lumena New Materials	284,000	11/13 - 01/14	$60,819
	Sihuan Pharmaceutical Holdings Group	380,000	10/14 - 02/15	248,665

^	Variable Rate Security - The rate shown is the current yield as of September 30, 2015.
	ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2015:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,112,133	$8,938,158	$82,735	$10,133,026
Short-Term Investment	480,892	–	–	480,892
Total Investments	$1,593,025	$8,938,158	$82,735	$10,613,918

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in
	Securities
Balance as of 6/30/2015	$374,402
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	(26,946)
Net purchases (sales)	-
Transfers in and/or out of Level 3	(264,721)
Balance as of 9/30/2015	$82,735
Net unrealized depreciation of Level 3 securities as of September 30, 2015	$(226,749)

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund transferred one security from Level 3 to Level 2 during the period due to the liquidity of the security.  The Level 3 investments as of September 30, 2015 represented 0.8% of net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of September 30, 2015:

Type of Security	Fair Value as of 9/30/2015	Valutaion Technique	Unobservable Input	Range
Common Stocks	$82,735	Consensus pricing	Discount for lack of marketability	63% – 96%

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows:

AC ONE China Fund

Cost of investments	$10,785,728
Gross unrealized appreciation	1,712,239
Gross unrealized depreciation	(1,884,049)
Net unrealized depreciation	$(171,810)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                   James R. Arnold, President

Date  November 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                   James R. Arnold, President

Date  November 11, 2015

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                    Brian R. Wiedmeyer, Treasurer

Date  November 11, 2015